Results of operation (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Results of operation
Revenue	€ 1,107,000	€ 936,000	€ 1,548,000	€ 1,595,000
Before Capitalization	2,300,000	4,300,000	5,000,000.0	7,800,000
Increase in research and development expenses	€ 1,100,000		€ 3,000,000.0
Percentage of increase in research and development expenses	14.00%		20.00%
Research and development expenses before capitalization		7,800,000		14,800,000
Research and development expenses after capitalization	€ 8,900,000		€ 17,800,000
Decrease in clinical study			1,700,000
Increase in selling, general and administrative expenses	€ 1,600,000		€ 3,000,000.0
Percentage of increase in selling, general and administrative expenses	36.00%		34.00%
Selling, general and administrative expenses	€ 6,185,000	4,536,000	€ 11,736,000	8,729,000
Other income/(expense)	219,000	14,000	265,000	150,000
Germany
Results of operation
Revenue	1,000,000.0	900,000	1,400,000	1,600,000
Switzerland
Results of operation
Revenue	€ 23,000		117,000
AUSTRIA
Results of operation
Revenue		€ 41,000	€ 81,000
Finland
Results of operation
Revenue				€ 40,000